WARRANT LIABILITY	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
WARRANT LIABILITY

5. WARRANT LIABILITIES:

The Company has share purchase warrants exercisable into common shares at an exercise price denominated in Canadian dollars. As a variable amount of US dollars are exercisable into a fixed number of common shares, the share purchase warrants are classified as derivative liabilities.

The Company records the fair value of the share purchase warrants in accordance with ASC 815, “Derivatives and Hedging”. The Company uses the Black-Scholes option pricing model to calculate the fair values of the derivative liabilities. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of loss.

$

Balance, April 30, 2014	3,211,386

Bonus warrants issuable pursuant to promissory notes (Note 4)	44,601
Change in fair value of warrant derivatives	(1,947,458)

Balance, October 31, 2014	1,308,529

Warrant Derivative Liabilities

At October 31, 2014, the Company determined the fair value of Warrant Derivative Liabilities to be $1,308,529 (April 30, 2014 - $3,211,386) as estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	October 31, 2014	April 30, 2014

Stock price (CDN$)	0.21	0.28
Exercise price (CDN$)	0.38	0.38
Risk-free interest rate (%)	1.30	1.13
Expected life (years)	1.53	3.10
Expected volatility (%)	99	101
Expected dividends ($)	Nil	Nil

WARRANT LIABILITY:

The Company has share purchase warrants exercisable into common shares at an exercise price denominated in Canadian dollars. As a variable amount of US dollars are exercisable into a fixed number of common shares, the share purchase warrants are classified as derivative liabilities.

The Company records the fair value of the share purchase warrants in accordance with ASC 815, “Derivatives and Hedging”. The Company uses the Black-Scholes option pricing model to calculate the fair values of the derivative liabilities. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the Statement of Loss.

$

Balance, April 30, 2012	107,325

Financing fees resulting from modification of the terms of warrants	233,385
Change in fair value of warrant derivatives	(106,114)

Balance, April 30, 2013	234,596

Bonus warrants issued pursuant to promissory notes (Note 6)	150,144
Warrants issued pursuant to private placement of units (Note 8)	148,123
Warrants issued as private placement finders’ fees (Note 8)	23,391
Change in fair value of warrant derivatives	2,655,132

Balance, April 30, 2014	3,211,386

Warrant Derivative Liabilities

At April 30, 2014, the Company determined the fair value of Warrant Derivative Liabilities to be $3,211,386 (2013 - $234,596) as estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	2014	2013

Stock price (CDN$)	0.19	0.06
Exercise price (CDN$)	0.16	0.40
Risk-free interest rate (%)	1.13	1.13
Expected life (years)	3.10	3.00
Expected volatility (%)	101	93
Expected dividends ($)	Nil	Nil